Offerings	Oct. 27, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	12,172,373
Maximum Aggregate Offering Price	$ 130,200,342
Fee Rate	0.01381%
Amount of Registration Fee	$ 17,980.66
Offering Note

(1)	Consists of the sum of: (i) 8,625,000 PubCo common stock to be issued to SPAC public shareholders in exchange for their SPAC ordinary shares, par value $0.0001 per share; (ii) 298,750 PubCo common stock to be issued to the Sponsor and EBC in exchange for their SPAC private placement shares; (iii) 2,156,250 PubCo common stock to be issued to the Sponsor in exchange for their Sponsor founder shares; (iv) 200,000 PubCo common stock to be issued to EBC in exchange for their EBC founder shares; (v) 862,500 PubCo common stock to be issued to SPAC public shareholders upon conversion of their rights; (vi) 29,875 PubCo common stock to be issued to the Sponsor and EBC upon conversion of their private rights; and (vii) 431,250 PubCo common stock to be issued to FG Merchant Partners LP in exchange for founder shares.
(2)	Represents the 1,500,000 PubCo common stock to be issued to Greenland shareholders as merger consideration in connection with the Business Combination.
(3)	Represents the 20,000,000 PubCo common stock to be issued to March GL shareholders as merger consideration in connection with the Business Combination.
(4)	The number of Warrants being registered represents the 1,500,000 PubCo Warrants to be issued to Greenland shareholders in exchange for their 1,500,000 Company Common Stock Warrants in connection with the Business Combination.
(5)	Represents the number of shares of Pubco common stock issuable upon exercise of the PubCo Warrants, as described in Note (4). Each whole PubCo Warrant will entitle the warrant holder to purchase one share of Pubco common stock at a price of $15.00 per share.
(6)	Based on the average of the high and low prices of SPAC Ordinary Shares on Nasdaq on October 24, 2025, such date being within five business days of the date that this registration statement was first filed with the SEC, in accordance with Rule 457(f)(1).

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,500,000
Maximum Aggregate Offering Price	$ 15,000,000
Amount of Registration Fee	$ 2,071.50
Offering Note

(1)	Consists of the sum of: (i) 8,625,000 PubCo common stock to be issued to SPAC public shareholders in exchange for their SPAC ordinary shares, par value $0.0001 per share; (ii) 298,750 PubCo common stock to be issued to the Sponsor and EBC in exchange for their SPAC private placement shares; (iii) 2,156,250 PubCo common stock to be issued to the Sponsor in exchange for their Sponsor founder shares; (iv) 200,000 PubCo common stock to be issued to EBC in exchange for their EBC founder shares; (v) 862,500 PubCo common stock to be issued to SPAC public shareholders upon conversion of their rights; (vi) 29,875 PubCo common stock to be issued to the Sponsor and EBC upon conversion of their private rights; and (vii) 431,250 PubCo common stock to be issued to FG Merchant Partners LP in exchange for founder shares.
(2)	Represents the 1,500,000 PubCo common stock to be issued to Greenland shareholders as merger consideration in connection with the Business Combination.
(3)	Represents the 20,000,000 PubCo common stock to be issued to March GL shareholders as merger consideration in connection with the Business Combination.
(4)	The number of Warrants being registered represents the 1,500,000 PubCo Warrants to be issued to Greenland shareholders in exchange for their 1,500,000 Company Common Stock Warrants in connection with the Business Combination.
(5)	Represents the number of shares of Pubco common stock issuable upon exercise of the PubCo Warrants, as described in Note (4). Each whole PubCo Warrant will entitle the warrant holder to purchase one share of Pubco common stock at a price of $15.00 per share.
(6)	Based on the average of the high and low prices of SPAC Ordinary Shares on Nasdaq on October 24, 2025, such date being within five business days of the date that this registration statement was first filed with the SEC, in accordance with Rule 457(f)(1).

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	20,000,000
Maximum Aggregate Offering Price	$ 200,000,000
Amount of Registration Fee	$ 27,620.00
Offering Note

(1)	Consists of the sum of: (i) 8,625,000 PubCo common stock to be issued to SPAC public shareholders in exchange for their SPAC ordinary shares, par value $0.0001 per share; (ii) 298,750 PubCo common stock to be issued to the Sponsor and EBC in exchange for their SPAC private placement shares; (iii) 2,156,250 PubCo common stock to be issued to the Sponsor in exchange for their Sponsor founder shares; (iv) 200,000 PubCo common stock to be issued to EBC in exchange for their EBC founder shares; (v) 862,500 PubCo common stock to be issued to SPAC public shareholders upon conversion of their rights; (vi) 29,875 PubCo common stock to be issued to the Sponsor and EBC upon conversion of their private rights; and (vii) 431,250 PubCo common stock to be issued to FG Merchant Partners LP in exchange for founder shares.
(2)	Represents the 1,500,000 PubCo common stock to be issued to Greenland shareholders as merger consideration in connection with the Business Combination.
(3)	Represents the 20,000,000 PubCo common stock to be issued to March GL shareholders as merger consideration in connection with the Business Combination.
(4)	The number of Warrants being registered represents the 1,500,000 PubCo Warrants to be issued to Greenland shareholders in exchange for their 1,500,000 Company Common Stock Warrants in connection with the Business Combination.
(5)	Represents the number of shares of Pubco common stock issuable upon exercise of the PubCo Warrants, as described in Note (4). Each whole PubCo Warrant will entitle the warrant holder to purchase one share of Pubco common stock at a price of $15.00 per share.
(6)	Based on the average of the high and low prices of SPAC Ordinary Shares on Nasdaq on October 24, 2025, such date being within five business days of the date that this registration statement was first filed with the SEC, in accordance with Rule 457(f)(1).

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants exercisable for Common Stock
Amount Registered | shares	1,500,000
Maximum Aggregate Offering Price	$ (0)
Amount of Registration Fee	$ (0)
Offering Note

(1)	Consists of the sum of: (i) 8,625,000 PubCo common stock to be issued to SPAC public shareholders in exchange for their SPAC ordinary shares, par value $0.0001 per share; (ii) 298,750 PubCo common stock to be issued to the Sponsor and EBC in exchange for their SPAC private placement shares; (iii) 2,156,250 PubCo common stock to be issued to the Sponsor in exchange for their Sponsor founder shares; (iv) 200,000 PubCo common stock to be issued to EBC in exchange for their EBC founder shares; (v) 862,500 PubCo common stock to be issued to SPAC public shareholders upon conversion of their rights; (vi) 29,875 PubCo common stock to be issued to the Sponsor and EBC upon conversion of their private rights; and (vii) 431,250 PubCo common stock to be issued to FG Merchant Partners LP in exchange for founder shares.
(2)	Represents the 1,500,000 PubCo common stock to be issued to Greenland shareholders as merger consideration in connection with the Business Combination.
(3)	Represents the 20,000,000 PubCo common stock to be issued to March GL shareholders as merger consideration in connection with the Business Combination.
(4)	The number of Warrants being registered represents the 1,500,000 PubCo Warrants to be issued to Greenland shareholders in exchange for their 1,500,000 Company Common Stock Warrants in connection with the Business Combination.
(5)	Represents the number of shares of Pubco common stock issuable upon exercise of the PubCo Warrants, as described in Note (4). Each whole PubCo Warrant will entitle the warrant holder to purchase one share of Pubco common stock at a price of $15.00 per share.
(6)	Based on the average of the high and low prices of SPAC Ordinary Shares on Nasdaq on October 24, 2025, such date being within five business days of the date that this registration statement was first filed with the SEC, in accordance with Rule 457(f)(1).

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Common Stock, par value $0.0001 per share, issuable upon exercise of Warrants
Amount Registered | shares	1,500,000
Maximum Aggregate Offering Price	$ 22,500,000
Amount of Registration Fee	$ 3,107.25
Offering Note

(1)	Consists of the sum of: (i) 8,625,000 PubCo common stock to be issued to SPAC public shareholders in exchange for their SPAC ordinary shares, par value $0.0001 per share; (ii) 298,750 PubCo common stock to be issued to the Sponsor and EBC in exchange for their SPAC private placement shares; (iii) 2,156,250 PubCo common stock to be issued to the Sponsor in exchange for their Sponsor founder shares; (iv) 200,000 PubCo common stock to be issued to EBC in exchange for their EBC founder shares; (v) 862,500 PubCo common stock to be issued to SPAC public shareholders upon conversion of their rights; (vi) 29,875 PubCo common stock to be issued to the Sponsor and EBC upon conversion of their private rights; and (vii) 431,250 PubCo common stock to be issued to FG Merchant Partners LP in exchange for founder shares.
(2)	Represents the 1,500,000 PubCo common stock to be issued to Greenland shareholders as merger consideration in connection with the Business Combination.
(3)	Represents the 20,000,000 PubCo common stock to be issued to March GL shareholders as merger consideration in connection with the Business Combination.
(4)	The number of Warrants being registered represents the 1,500,000 PubCo Warrants to be issued to Greenland shareholders in exchange for their 1,500,000 Company Common Stock Warrants in connection with the Business Combination.
(5)	Represents the number of shares of Pubco common stock issuable upon exercise of the PubCo Warrants, as described in Note (4). Each whole PubCo Warrant will entitle the warrant holder to purchase one share of Pubco common stock at a price of $15.00 per share.
(6)	Based on the average of the high and low prices of SPAC Ordinary Shares on Nasdaq on October 24, 2025, such date being within five business days of the date that this registration statement was first filed with the SEC, in accordance with Rule 457(f)(1).